Interests in Joint Arrangements (Details) $ in Millions, $ in Millions					12 Months Ended
		Dec. 14, 2023 CAD ($)	Nov. 27, 2022 AUD ($)	Oct. 15, 2021	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Moblan Lithium Project [Member]
Joint ventures [Abstract]
Project	[1]				Moblan Lithium Project
Country	[1]				Canada
Name of counterparty	[1]				Investissement Québec
Ownership interest				60.00%	60.00%	[1]	60.00%	[1]	60.00%	[1]
Moblan Lithium Project [Member] | Investissement Quebec [Member]
Joint ventures [Abstract]
Ownership interest				40.00%
Morella Lithium Joint Venture [Member]
Joint ventures [Abstract]
Project	[2]				Morella Lithium Joint Venture
Country	[2]				Australia
Name of counterparty	[2]				Morella Corporation Limited
Ownership interest			51.00%		49.00%	[2]	49.00%	[2]	49.00%	[2]
Exploration spend requirement			$ 1.5
Period of exploration to spend requirement					3 years
Vallee lithium project [Member]
Joint ventures [Abstract]
Project	[3]				Vallée Lithium Project
Country	[3]				Canada
Name of counterparty	[3]				Consolidated Lithium Metals Inc.
Ownership interest		25.00%			25.00%	[3]	25.00%	[3]	0.00%	[3]
Exploration spend requirement		$ 4.0
Period of exploration to spend requirement					12 months

[1]	On 15 October 2021, the Group acquired a 60 per cent interest in the Moblan Lithium Project, a drilling deposit host to high grade spodumene mineralisation. The project is 40 per cent owned by Investissement Québec.
[2]	On 27 November 2022, Morella Corporation Limited satisfied the requirements under the Earn-In Agreement relating to several Pilbara tenements with lithium rights located in the Pilgangoora district in Western Australia, Australia. Under the agreement, Morella Corporation Limited was required to spend $1.5 million on exploration within three years in order to earn a 51 per cent interest in the project. The Joint Venture Agreement was executed on 15 July 2024.
[3]	On 14 December 2023, North American Lithium Inc. satisfied a requirement under the Earn-In Agreement relating to the assets and mineral rights of the Vallée Lithium Project located in Québec, Canada. Under the agreement, North American Lithium Inc. was required to spend C$4.0 million on exploration within a twelve-month period to earn a 25 per cent interest in the project.